Taxation - Schedule of provision for income taxes (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Current income tax (benefit) expense
Federal (benefit) expense	$ 4,568	$ 1,993	$ 7,289
State (benefit) expense	4,217	2,128	5,902
Foreign - UK (benefit) expense	0	17	0
Total current income tax (benefit) expense	8,785	4,138	13,191
Deferred income tax (benefit) expense
Federal (benefit) expense	(98,109)	172,067	202,133
State (benefit) expense	(8,722)	21,119	25,460
Foreign - UK (benefit) expense	49	0	(141)
Total deferred income tax (benefit) expense	(106,782)	193,186	227,452
Total income tax (benefit) expense	$ (97,997)	$ 197,324	$ 240,643